Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, no par value, and one right to receive one-fourth (1/4) of one Class A ordinary share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,005.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 Units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued on exercise of a 45-day option granted to the underwriters of this offering to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the Units
Amount Registered | shares	11,500,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units
Amount Registered | shares	11,500,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the Units
Amount Registered | shares	2,875,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(i) under the Securities Act of 1933, as amended, as no additional consideration will be received upon the conversion of the rights. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable to the representative of the underwriters
Amount Registered | shares	402,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,025,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 350.18
Offering Note	Represents 350,000 Class A ordinary shares (or 402,500 shares if the underwriters’ over-allotment option is exercised in full) issuable to Maxim Group LLC and/or its designees, the representative of the underwriters, as part of the underwriting compensation payable upon consummation of this offering. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, based on the $10.00 per unit offering price.